Commitments and contingencies	12 Months Ended
Mar. 31, 2024
Commitments and contingencies
2
8
. Commitments and contingencies
Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 2
5
) are as follows:
Capital commitments
The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2023 and March 31, 2024 aggregated Rs. 25,666.0 million and Rs. 45,346.5 million, respectively.
Contingencies
The Bank is party to various legal proceedings in the normal course of business. The Bank estimates the provision for contingencies which primarily include indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank towards indirect taxes and other claims which are not acknowledged as debts as of March 31, 2024 amounted to Rs. 38,498.3 million (previous year Rs. 9,456.9 million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of other legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.
Lease commitments
The Bank is party to operating leases for certain of its office premises and employee residences, with a renewal at the option of the Bank. Operating lease right-of-use assets and lease liabilities were as follows:

	As of March 31,
	2023		2024		2024

			(In millions)
Right-of-use assets	Rs.	89,989.3	Rs.	121,302.5	US$	1,455.5
Lease liabilities		97,658.9		131,043.0		1,572.4
The total lease expenses were as follows:

	As of March 31,
	2022		2023		2024		2024

	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	13,866.6	Rs.	17,591.4	Rs.	23,245.5	US$	278.9
The total operating cash flow for operating lease expenses during the fiscal years ended March 31, 2022, March 31, 2023 and March 31, 2024 was Rs. 14,295.7 million, R
s.
16,164.9
million and Rs.
25,447.4
million (US$
305.3
million), respectively.

The future minimum lease payments as of March 31, 2024
were
as follows:

Due in fiscal year ending March 31:	Operating leases
	(In millions, except for weighted averages)
2025	Rs.	20,541.8	US$	246.5
2026		20,162.6		241.9
2027		19,678.9		236.1
2028		18,817.6		225.8
2029		17,610.2		211.3
Thereafter		86,273.8		1,035.2

Total lease payments	Rs.	183,084.9	US$	2,196.8
Less: imputed interest		52,041.9		624.4

Total operating lease liabilities	Rs.	131,043.0	US$	1,572.4

Weighted average remaining lease term (in years)		10 .2		10 .2
Weighted average discount rate		7.25%		7.25%
The Bank enters into lease agreements to obtain the right-of-use assets for its business operations, substantially all of which are premises. Lease liabilities and right-of-use assets are recognized when the Bank enters into operating leases and represent obligations and rights to use these assets over the period of the leases and are re-measured for modifications. Operating lease liabilities include fixed payments for the contractual duration of the lease, adjusted for renewals or terminations. The lease agreements entered into by the Bank do not include any material residual value guarantees and material restrictive covenants. The lease payments are discounted using a rate determined when the lease is recognized. In general, the Bank does not know the discount rate implicit in the lease, and so the Bank estimates a discount rate that the Bank believes approximates a collateralized borrowing rate for the estimated duration of the lease term. At lease commencement, lease liabilities are recognized based on the present value of the remaining lease payments and discounted using the incremental borrowing rate. Right-of-use assets are reported in other assets on the consolidated balance sheet and related lease liabilities are reported in accrued expenses and other liabilities. The amortization of operating lease right-of-use assets and the accretion of operating lease liabilities are reported together as fixed lease expenses and are included in non-interest expense- premises and equipment. The lease expense is recognized on a straight-line basis over the life of the lease. The lease agreements entered into by the Bank generally have renewal and escalation clauses. These agreements also in general permit the Bank to terminate the lease arrangement within a certain period of notice of termination. The Bank does not include renewal or termination options in the establishment of the lease term when it is not reasonably certain that it will exercise them. The Bank has elected to exclude leases with terms of less than one year from the operating lease right-of-use assets and lease liabilities. The related short-term lease expense is included in non-interest expense- premises and equipment. The Bank accounted for lease-related concessions obtained as a result of the COVID-19 pandemic in accordance with guidance in Topic 842. As of March 31, 2024, the Bank had additional undiscounted operating lease commitments of Rs. 1,002.6 million, predominantly for premises, with leases which have not yet commenced. These leases are expected to commence by April 2024 and have lease terms ranging from 2 to 21 years.
Reward points
The movement in provision for credit card and debit card reward points as of March 31, 2023 and March 31, 2024 is as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Opening provision of reward points	Rs.	6,359.1	Rs.	6,963.2	US$	83.6
Provision made during the year		5,537.3		7,921.1		95.0
Utilization/write back of provision		(4,901.3)		(6,248.8)		(75.0)
Effect of change in rate of accrual of reward points		(31.9)		—		—

Closing provision of reward points	Rs.	6,963.2	Rs.	8,635.5	US$	103.6